OFFSETTING OF FINANCIAL ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2019
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
FINANCIAL ASSET AND LIABILITIES OFFSETTING

32.    OFFSETTING OF FINANCIAL ASSET AND LIABILITIES

A financial asset and a financial liability shall be offset and the net amount presented in the statement of financial position when, and only when, the Group fulfill with paragraph 42 of IAS 32, and currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

In addition, the Group has master netting arrangement that not satisfies the offsetting criteria but creates a right of set-off that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified event of default or in other circumstances not expected to arise in the normal course of business.

As of December 31, 2019 and 2018, the amount of assets and liabilities subject to a master netting arrangement not offset is as follows:

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2019	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(2,288,756)	607,592	(1,681,164)
Derivatives instruments	310,969	(53,382)	257,587	—	—	—
Total	310,969	(53,382)	257,587	(2,288,756)	607,592	(1,681,164)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2018	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(2,979,844)	816,006	(2,163,838)
Total	—	—	—	(2,979,844)	816,006	(2,163,838)